Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

9.  EMPLOYEE BENEFIT PLANS

Retirement Plans  Progressive has a defined contribution pension plan (“401(k) Plan”) that covers all United States employees who are 18 years of age or older and have been employed with the company for at least 30 days. Under this plan, Progressive matches up to a maximum of 6% of an employee’s eligible compensation contributed to the plan. Employee and company matching contributions are invested, at the direction of the employee, in a number of investment options available under the plan, including various mutual funds, a self-directed brokerage option, and a Progressive common stock fund. As of December 2010, the Progressive common stock fund was converted to an employee stock ownership program (“ESOP”) within the 401(k) Plan. At December 31, 2012, the ESOP held 27.2 million of our common shares, all of which are included in shares outstanding. Dividends on these shares are reinvested in common shares or paid out in cash at the election of the participant and the related tax benefit is recorded as part of our tax provision.

Matching contributions made by the company for the 401(k) Plan were $66.5 million, $64.1 million, and $61.3 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Postemployment Benefits  Progressive provides various postemployment benefits to former or inactive employees who meet eligibility requirements, and to their beneficiaries and covered dependents. Postemployment benefits include salary continuation and disability-related benefits, including workers’ compensation and, if elected, continuation of health-care benefits for specified limited periods. The liability for these benefits was $22.0 million and $20.8 million at December 31, 2012 and 2011, respectively.

Postretirement Benefits  We provide postretirement health and life insurance benefits to all employees who met requirements as to age and length of service at December 31, 1988. There are approximately 125 people who are eligible for these postretirement benefits. Our funding policy for these benefits is to contribute annually, to a 501(c)(9) trust, the maximum amount that can be deducted for federal income tax purposes.

Incentive Compensation Plans – Employees  Our incentive compensation includes both non-equity incentive plans (cash) and equity incentive plans. Cash incentive compensation includes a cash bonus program for a limited number of senior executives and our Gainsharing program for other employees; the structures of these programs are similar in nature. Equity incentive compensation plans provide for the granting of restricted stock awards and restricted stock unit awards (collectively, “restricted equity awards”) to key members of management. The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2012		2011		2010
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$207.0	$134.6	$196.1	$127.5	$257.3	$167.2
Equity	63.4	41.2	50.5	32.8	45.9	29.8

Our 2003 Incentive Plan, which provides for the granting of equity-based awards to key members of management, has 18.7 million shares currently authorized, net of restricted equity awards cancelled; 2.4 million shares remain available for future awards. In addition, our 2010 Equity Incentive Plan had 18.0 million shares authorized as of December 31, 2012, and 13.2 million shares remain available for future awards.

We have issued restricted equity awards since 2003. In March 2010, we began issuing restricted stock units in lieu of restricted stock as the basis for our equity awards. The restricted equity awards were issued as either time-based or performance-based awards. The time-based awards vest in equal installments upon the lapse of specified periods of time, typically three, four, and five years. All restricted stock unit conversions at vesting are settled in Progressive common shares from existing treasury shares on a one-to-one basis.

The performance-based awards were granted to our Chief Executive Officer as his sole equity award for 2011 and 2012, and to approximately 40 executives and senior managers in addition to their time-based awards (including the CEO for 2010 and prior), to provide additional incentive to achieve pre-established profitability and growth targets. Vesting for all awards is based upon the achievement of predetermined performance goals within specified time periods. The targets for the performance-based awards, as well as the ultimate number of units that may vest, vary by grant. The performance-based awards granted in 2010 and later may vest from 0% to 200% of the award amount, and have a target value of 100%. Performance-based awards made prior to March 2009 would either vest or be forfeited in full (i.e., no partial vesting).

Generally, time-based and performance-based equity awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant. Performance-based equity awards that contain variable vesting criteria are expensed based on management’s expected vesting percentage. These estimates can change periodically throughout the measurement period. However, the restricted stock awards granted in 2004 that were deferred pursuant to our deferred compensation plan were accounted for as liability awards, since distributions from the deferred compensation plan for these awards will be made in cash; accordingly, we recorded expense on a pro rata basis based on the current market value of our common shares at the end of each reporting period. The remaining liability awards vested during 2012.

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2012		2011		2010
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	12,296,847	$16.86	11,681,826	$16.55	10,614,016	$17.04
Add (deduct):
Granted[2]	2,680,229	19.11	2,483,461	20.03	2,841,400	17.50
Vested	(3,188,111)	15.23	(1,571,237)	19.88	(1,337,647)	22.72
Forfeited	(162,984)	17.93	(297,203)	15.41	(435,943)	15.58

End of year[3,4]	11,625,981	$17.80	12,296,847	$16.86	11,681,826	$16.55

Available, end of year[5]	15,624,677		18,141,922		20,328,180

[1]

Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.

[2]

In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2012, 2011, and 2010, the number granted includes 440,029, 55,288, and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

[3]

At December 31, 2012, the number of shares included 3,393,981 performance-based awards at their target amounts. We expect 4,404,766 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.

[4]

At December 31, 2012, the total unrecognized compensation cost related to unvested equity awards was $86.3 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.2 years.

[5]

Represents shares available under the 2003 Incentive Plan and the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 2,438,119 shares thereunder are no longer available for future issuance, however dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.

The aggregate fair value of the restricted equity awards that vested during the years ended December 31, 2012, 2011, and 2010, was $57.7 million, $31.3 million, and $24.3 million, respectively, based on the actual stock price on the vesting date. In 2012, we also had 246,200 deferred liability awards vest with no intrinsic value since, as previously discussed, these awards were expensed based on the current market value at the end of each reporting period.

The following table is a summary of all employee stock option activity during the years ended December 31, 2011 and 2010. All non-qualified stock options vested on or before January 1, 2007 and expired on December 31, 2011. All options granted had an exercise price equal to the market value of the common shares on the date of grant.

	2011		2010
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	1,916,416	$11.31	5,102,888	$9.31
Add:
Antidilution adjustment[1]	NA	NA	97,387	NA
Deduct:
Exercised	(1,913,552)	11.31	(3,283,859)	7.87
Forfeited	(2,864)	11.28	0	0

End of year	0	$0	1,916,416	$11.31

Exercisable, end of year	0	$0	1,916,416	$11.31

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

The total pretax intrinsic value of options exercised during the years ended December 31, 2011 and 2010, were $15.2 million and $40.8 million, respectively, based on the actual stock price at the time of exercise.

Incentive Compensation Plans – Directors  Our 2003 Directors Equity Incentive Plan, which provides for the granting of equity-based awards, including restricted stock awards, to non-employee directors of Progressive, had 1.4 million shares authorized as of December 31, 2012, net of restricted stock awards cancelled; 0.6 million shares remain available for future restricted stock grants.

We grant restricted stock awards to our non-employee directors as their sole compensation for serving as members of the Board of Directors. We do not plan to change to restricted stock units as we have with our employees. The restricted stock awards are issued as time-based awards. The vesting period (i.e., requisite service period) must be a minimum of six months and one day. The time-based awards granted to date have typically included vesting periods of 11 months from the date of each grant. To the extent a director is newly appointed during the year, or his or her committee assignments change, the vesting period may be shorter but always greater than six months and one day per the plan’s specifications. The restricted stock awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant.

A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2012		2011		2010
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	94,106	$21.80	109,545	$20.86	118,984	$15.79
Add (deduct):
Granted	92,957	21.41	94,106	21.80	112,670	20.75
Vested	(94,106)	21.80	(109,545)	20.86	(122,109)	15.82

End of year	92,957	$21.41	94,106	$21.80	109,545	$20.86

Available, end of year[1]	570,138		663,095		757,201

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Prior to 2003, we granted nonqualified stock options as the equity component of the directors’ compensation. These options became exercisable at various dates not earlier than six months, and remain exercisable for up to ten years from the date of grant. All options granted had an exercise price equal to the market value of the common shares on the date of grant and, under the then applicable accounting guidance, no compensation expense was recorded. All option exercises were settled in Progressive common shares from existing treasury shares.

A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2012		2011		2010
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	36,237	$12.51	120,125	$10.34	312,545	$8.46
Add:
Antidilution adjustment[1]	NA	NA	NA	NA	5,787	NA
Deduct:
Exercised	(36,237)	12.51	(83,888)	9.41	(198,207)	7.07

End of year	0	$0	36,237	$12.51	120,125	$10.34

Exercisable, end of year[2]	0	$0	36,237	$12.51	120,125	$10.34

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

[2]	The 1998 Directors’ Stock Option Plan has expired.

The total pretax intrinsic value of options exercised, and the fair value of the restricted stock vested, during the years ended December 31, 2012, 2011, and 2010, was $2.5 million, $3.3 million, and $5.1 million, respectively, based on the actual stock price at time of exercise/vesting.

Deferred Compensation  We maintain The Progressive Corporation Executive Deferred Compensation Plan (“Deferral Plan”) that permits eligible executives to defer receipt of some or all of their annual bonuses and all of their annual equity awards. Deferred cash compensation is deemed invested in one or more investment funds, including common shares of Progressive, offered under the Deferral Plan and elected by the participant. All Deferral Plan distributions attributable to deferred cash compensation will be paid in cash.

For all equity awards granted in or after March 2005, and deferred pursuant to the Deferral Plan, the deferred amounts are deemed invested in common shares and are ineligible for transfer to other investment funds in the Deferral Plan; distributions of these deferred awards will be made in common shares. For all restricted stock awards granted prior to that date, the deferred amounts are eligible to be transferred to any of the investment funds in the Deferral Plan; distributions of these deferred awards will be made in cash.

We reserved 11.1 million common shares for issuance under the Deferral Plan. An irrevocable grantor trust has been established to provide a source of funds to assist us in meeting our liabilities under the Deferral Plan.

The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2012	2011
Progressive common shares[1]	$53.3	$35.2
Other investment funds	73.4	66.2

Total	$126.7	$101.4

[1]	Includes 1.3 million and 0.7 million common shares as of December 31, 2012 and 2011, respectively, to be distributed in common shares.